DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Sep. 30, 2018
Discontinued Operations and Disposal Groups [Abstract]
Results Of Operations Reclassified From Discontinued Operations [Table Text Block]
Results of operations reclassified from discontinued operations to continued operations for the fiscal years 2016 and 2017:

	Year ended September 30,
	2016	2017
	RMB	RMB
Revenues	-	871
Cost of revenues	-	(679)
Gross profit	-	192
Operating expenses
General and administrative	(1,188)	(1,188)
Total operating expenses, net	(1,188)	(1,188)
Impairment loss	-	(44,706)
Loss before income taxes	(1,188)	(45,702)
Net Loss	(1,188)	(45,702)

Schedule Of Assets And Liabilities Reclassified To Continued Operations [Table Text Block]
Assets and liabilities reclassified from discontinued operations to continued operations:

September 30,
2017
RMB
Assets
Accounts receivable	24
Inventories	22,003
Total current assets	22,027

Land use rights, net	5,258
Plant and equipment, net	32,484
Non-current assets	37,742

Total assets	59,769

Liabilities
Due to growers	6,535
Advances from customers	1,866

Total liabilities	8,401

Disposal Groups, Including Discontinued Operations [Table Text Block]
Results of discontinued operations are summarized as follows:

	Year ended September 30,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Revenues	334,770	234,952	-	-
Cost of revenues	(259,253)	(171,501)	-	-
Gross profit	75,517	63,451	-	-
Operating expenses
Selling and marketing	(38,079)	(21,149)	-	-
General and administrative	(29,185)	(16,414)	-	-
Research and development	(2,760)	(659)	-	-
Other (expense) income, net	(1,301)	360	-	-
Total operating expenses, net	(71,325)	(37,862)	-	-

Income from discontinued operations	4,192	25,589	-	-

Interest expense	(6,644)	(5,480)	-	-
Interest income	93	34	-	-
Impairment on plant and equipment and inventories	-	-	-	-
(Loss) income before income taxes from discontinued operations	(2,359)	20,143	-	-

Income tax expense from discontinued operations
Current	(1,436)	(1,281)	-	-
Deferred	-	-	-	-
Income tax expenses from discontinued operations	(1,436)	(1,281)	-	-

Loss on disposal of commercial seed business	-	(3,282)	-	-
Net (loss) income from discontinued operations	(3,795)	15,580	-	-
Less: Net (loss) income attributable to non-controlling interests	(481)	821	-	-
Net income (loss) from discontinued operations attributable to Origin Agritech Ltd.	(3,314)	14,759	-	-

Liabilities from discontinued operations are summarized as follows:

	September 30,
	2017	2018	2018
	RMB	RMB	US$
Liabilities of discontinued operations
Due to related parties	22,640	-	-

Total liabilities of discontinued operations	22,640	-	-

The Company has combined cash flows from discontinued operations with cash flows from continuing operations within the operating, investing and financing categories within the consolidated statement of cash flows. Cash and non-cash items for certain operating and investing activities related to discontinued operations for the years ended September 30, 2016, 2017 and 2018 are as follows:

	Year Ended September 30
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Depreciation and amortization	11,295	11,295	-	-
Asset impairment	26,941	-	-	-
Capital expenditures	2,510	-	-	-

Related party transactions that are reported in discontinued operations are as follows:

(1)	Due to related parties

	Year ended September 30,
	2017	2018
	RMB	RMB

Beijing Shihui	22,640	-

(2)	Sales to related parties

	Year ended September 30,
	2016	2017	2018
	RMB	RMB	RMB

Beijing Shihui	102,234	183,487	-